Personnel Expenses - Disclosure of Details of Personnel Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Expense related to the define contribution plan	₩ 616	₩ 760	₩ 857